Schedule of Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 920,571	$ 603,972
Less accumulated depreciation	(369,367)	(207,078)
Equipment, net	551,204	396,894
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 920,571	$ 603,972